Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
(Loss) profit for the year	$ (4,844,498)	$ 864,037	$ 761,340
Adjustments for:
Depreciation of property and equipment (Note 9)	134,308	122,695	213,206
Depreciation of right-of-use assets (Note 8)	237,209	165,862	127,352
Provision for allowance for credit losses	63,468
Fair value adjustment of warrant liabilities	(38,363)
Share based compensation	5,158,990
Finance Cost (Note 16)	431,435	328,610	329,370
Loss on disposal of property and equipment			48,395
Gain on lease termination		(860)
Income tax expenses (Note 17)	275,914	224,302	142,150
Total adjustments	1,418,463	1,704,646	1,621,813
Changes in operating assets and liabilities:
Trade receivables	(1,151,737)	(1,636,577)	(192,652)
Trade and other payables	719,915	879,705	(89,769)
Amount due to related parties	(393,939)	(285,927)	(22,083)
Prepayment and other assets	(1,643,685)	(182,850)	(121,436)
Cash (used in) provided by operations	(1,050,983)	478,997	1,195,873
Interest paid	(312,768)	(308,651)	(225,193)
Income tax paid	(144,292)	(118,638)	(75,736)
Income tax refund	6,163		40,329
Net cash (used in) provided by operating activities	(1,501,880)	51,708	935,273
Investing activities
Purchase of property and equipment (Note 9)	(101,245)	(224,185)	(112,113)
Net cash used in investing activities	(101,245)	(224,185)	(112,113)
Financing activities
Issuance of Class A ordinary shares in connection with IPO	3,922,650		212,450
Payment of repurchase of Class A ordinary shares	(1,012,458)
Prepaid deposit for fundraising	(1,000,000)
Issuance of a convertible loan			743,273
Proceeds from guaranteed bank and financial institution loans	448,442	931,862	1,603,768
Repayment (to) from a shareholder’s loan	(178,146)	1,852,945
Loan from a third party	485,812
Loan from a shareholder	389,248
Loan to a shareholder		(1,146,464)	(1,035,306)
Loan to a related party			(25,167)
Payment of lease liabilities	(269,292)	(178,040)	(133,382)
Payment of deferred IPO costs		(439,513)
Repayment of guaranteed bank loans	(707,046)	(550,426)	(2,091,971)
Net cash provided by (used in) financing activities	2,079,210	470,364	(726,335)
Effect of foreign exchange of cash	(106,413)	8,326	(1,796)
Net increase in cash	369,672	306,213	95,029
Cash balances at beginning of year	467,235	161,022	65,993
Cash balances at end of year (Note 5)	$ 836,907	$ 467,235	$ 161,022